Document and Entity Information	May 14, 2023
Cover [Abstract]
Entity Registrant Name	ONEOK INC /NEW/
Entity Address, State or Province	OK
Amendment Flag	false
Entity Central Index Key	0001039684
Document Type	8-K
Document Period End Date	May 14, 2023
Entity Incorporation State Country Code	OK
Entity File Number	001-13643
Entity Tax Identification Number	73-1520922
Entity Address, Address Line One	100 West Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	588-7000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value of $0.01
Trading Symbol	OKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false